Consolidated Statement of Cash Flows - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flow from operating activities
Net result	€ (4,119,000)	€ (11,733,000)	€ (20,197,000)	€ (25,977,000)
Adjustments for:
Depreciation	530,000	516,000	1,052,000	1,037,000
Share-based compensation	1,802,000	1,100,000	4,672,000	3,388,000
Other income	(8,423,000)		(8,423,000)
Financial income and expenses	696,000	531,000	161,000	37,000
Results related to associates	52,000	(698,000)	186,000	(698,000)
Net foreign exchange gain / (loss)	(135,000)	(38,000)	121,000	(26,000)
Changes in working capital	(907,000)	(500,000)	(3,108,000)	(974,000)
Cash used in operations	(10,504,000)	(10,822,000)	(25,536,000)	(23,213,000)
Corporate income tax paid	(11,000)	(64,000)	(11,000)	(64,000)
Interest received	62,000	32,000	91,000	86,000
Interest paid	(34,000)	(24,000)	(38,000)	(51,000)
Cash used in operations	(10,487,000)	(10,878,000)	(25,494,000)	(23,242,000)
Cash flow from investing activities
Purchases of property, plant and equipment	(344,000)	(86,000)	(542,000)	(309,000)
Net cash used in investing activities	(344,000)	(86,000)	(542,000)	(309,000)
Cash flow from financing activities
Proceeds from exercise of share options	243,000	93,000	712,000	164,000
Proceeds from borrowings	289,000		579,000
Proceeds from convertible loans	65,000		65,000	690,000
Repayment of lease liability	(105,000)	(287,000)	(307,000)	(571,000)
Net cash (used in)/generated by financing activities	492,000	(194,000)	1,049,000	283,000
Net increase/(decrease) in cash and cash equivalents	(10,339,000)	(11,158,000)	(24,987,000)	(23,268,000)
Currency effect cash and cash equivalents	(583,000)	(458,000)	178,000	152,000
Cash and cash equivalents, at beginning of the period	98,063,000	94,080,000	111,950,000	105,580,000
Cash and cash equivalents at the end of the period	€ 87,141,000	€ 82,464,000	€ 87,141,000	€ 82,464,000